Accruals and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accruals and Other Current Liabilities

12. ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2023
	(RMB in thousands)
Guarantee derivative liabilities at fair value (Note 9)	861,304	1,357,601
Funds payable to Institutional Funding Partners (i)	382,545	1,071,301
Tax payable	746,563	869,529
Accrued payroll and welfare	400,886	392,176
Accrued risk management fees	186,331	220,279
Accrued marketing expenses	130,937	150,927
Other accrued expenses	65,557	83,381
Amount due to third party sellers	102,613	80,099
Other payables	24,916	67,348
Accrued professional fees and outsourcing fees	61,604	59,668
Short-term leasing liabilities	50,747	40,942
Deferred service fees	31,112	36,614
Accrued interest payable	12,354	4,389
Total accruals and other current liabilities	3,057,469	4,434,254

(i)
The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.